Taxes on Income (Details) - Schedule of taxes on income included in statements of operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current:
Current income tax expense benefit	$ 587	$ 488	$ 440
Deferred:
Income tax expense benefit	459	458	438
In Israel [Member]
Current:
Current income tax expense benefit	420	316	396
Deferred:
Income tax expense benefit	(59)	(2)	(2)
Outside Israel [Member]
Current:
Current income tax expense benefit	167	172	44
Deferred:
Income tax expense benefit	$ (69)	$ (28)